Shareholder Fees - SelectPortfoliosGroup5-HealthCareSector-ComboPRO	Apr. 29, 2023 USD ($)
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none